Commitments, contingencies and operating risks - Guarantees issued (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commitments, contingencies and operating risks
Maximum term of guaranties issued to non-related parties	5 years
Financial and performance guaranties issued	₽ 46,631	₽ 22,036